DUE FROM JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Due From Joint Ventures [Abstract]
DUE FROM JOINT VENTURES
	2020	2019
	US$’000	US$’000
Due from joint ventures (Note 5)
- non-interest bearing - trade	-	815
- non-interest bearing - non-trade	1	345
- interest bearing - non-trade	-	2,695
	1	3,855